Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2014	135,460,867
Beginning Balance, Amount at Mar. 31, 2014	$ 19,362,796	$ 2,943,966	$ (20,664,842)	$ 64,514	$ 1,706,434
Shares issued, shares	8,383,022
Shares issued, amount	$ 69,999				69,999
Stock options granted		11,899			11,899
Net income			(236,748)		(236,748)
Cumulative translation adjustment				(361,554)	$ (194,758)
Ending Balance, Shares at Mar. 31, 2015	143,843,889				143,843,889
Ending Balance, Amount at Mar. 31, 2015	$ 19,432,795	2,955,865	(20,901,590)	(297,041)	$ 1,190,030
Shares issued, shares	13,965,962
Shares issued, amount	$ 51,687				51,687
Stock options granted		4,924			4,924
Net income			(311,680)		(311,680)
Cumulative translation adjustment				(43,034)	$ (43,034)
Ending Balance, Shares at Mar. 31, 2016	157,809,851				157,809,851
Ending Balance, Amount at Mar. 31, 2016	$ 19,484,482	$ 2,960,789	$ (21,213,270)	$ (340,074)	$ 891,927